Investment in an Associate - Schedule of Financial Information (Details) - Financial Information of Company Associate [Member] $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 376
Non-current assets	1
Current liabilities	(61)
Net assets of the associate	316
Revenue	92
Loss for the year	$ (167)